Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movement reconciliation
Balance as at beginning of year	$ 169,284	$ 156,573
Issuances	68,850	80,245
Maturities, repayments, buybacks and reductions	(76,010)	(67,100)
Total cash movements	(7,160)	13,145
FX translation impact	8,442	(5,798)
Fair value adjustments	(125)	283
Fair value hedge accounting adjustments	396	4,338
Other	567	743
Total non-cash movements	9,280	(434)
Balance as at end of year	171,404	169,284
Parent Entity
Movement reconciliation
Balance as at beginning of year	143,882	134,957
Issuances	59,404	68,438
Maturities, repayments, buybacks and reductions	(68,590)	(58,931)
Total cash movements	(9,186)	9,507
FX translation impact	7,295	(5,167)
Fair value adjustments	(118)	275
Fair value hedge accounting adjustments	265	3,659
Other	484	651
Total non-cash movements	7,926	(582)
Balance as at end of year	$ 142,622	$ 143,882